SYMMETRY PANORAMIC TRUST

Symmetry Panoramic US Systematic Fixed Income Fund

(the “Fund”)

Supplement dated July 26, 2024 to the Fund’s Summary Prospectus and Prospectus,

each dated December 31, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

I. Naveen Kumar, CFA, no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Naveen Kumar are hereby deleted from the Summary Prospectus and Prospectus.

II. Mark Willauer, CFA, now serves as a portfolio manager for the Fund. Evan Olonoff, CFA, and Jan Ho will continue to serve as portfolio managers for the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The “Portfolio Managers – J.P. Morgan Investment Management, Inc.” section of the Summary Prospectus and the corresponding section of the Prospectus are deleted and replaced with the following:

The Sub-Advised portfolio is managed by a team that includes: Evan Olonoff, CFA, Executive Director, Global Fixed Income, Currency, & Commodities (“GFICC group”), Jan Ho, Executive Director, GFICC group and Mark Willauer, CFA, Executive Director, GFICC group. Messrs. Olonoff and Ho have been managers on the Fund since 2023. Mr. Willauer has been a manager on the Fund since 2024.

2.	The following is added to the “Portfolio Managers – JPMIM” section of the Prospectus:

Mark Willauer, CFA, Executive Director

Mark Willauer, CFA, Executive Director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Based in New York, he leads the Systematic Portfolio Management and Implementation team. Previously, Mark served as a portfolio manager, overseeing Unconstrained and Multi-Sector Fixed Income strategies, and was also a member of both the Commercial Real Estate (CMBS) Investment team and the U.S. Macro Strategy team. An employee since 2009, he formerly worked with the JPMorgan Private Bank Manager Selection Team, where he contributed to the coverage of High Yield, Bank Loan, Absolute Return, Emerging Market Debt, and Global Liquidity strategies, managing over $70 billion in discretionary assets. Mr. Willauer graduated magna cum laude with a B.S. in Finance from the Smeal College of Business at Pennsylvania State University.

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SYMMETRY PANORAMIC TRUST

Symmetry Panoramic US Systematic Fixed Income Fund

(the “Fund”)

Supplement dated July 26, 2024 to the Fund’s Statement of Additional Information (“SAI”),

dated December 31, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I. Naveen Kumar, CFA, no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Naveen Kumar are hereby deleted from the SAI.

II. Mark Willauer, CFA, now serves as a portfolio manager for the Fund. Evan Olonoff, CFA, and Jan Ho will continue to serve as portfolio managers for the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	The “Portfolio Managers – J.P. Morgan Investment Management, Inc. – Ownership of Securities” section of the SAI is deleted and replaced with the following:

As of August 31, 2023, Messrs. Olonoff and Ho did not beneficially own shares of any of the Funds. As of July 24, 2024, Mr. Willauer did not beneficially own shares of any of the Funds.

2.	The following is added as a new “Other Accounts” table in the “Portfolio Managers – J.P. Morgan Investment Management, Inc.” section of the SAI:

Mark Willauer*

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	3	$11.0 billion	0	$0
Other Pooled Investment Vehicles	3	$9.1 billion	0	$0
Other Accounts	0	$0 billion	0	$0

*	Valuation date is July 24, 2024.

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